Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1) (4) (6)	Average Summary Compensation Table Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (2) (4) (6)	Total Shareholder Return(5)	Peer Group Total Shareholder Return (5)	Net Income (Thousands)	Revenue (Thousands) (3)
2025	$27,431,583	$(856,762,595)	$10,378,136	$(3,199,881)	$47.39	$137.99	$443,304	$2,896,284
2024	$6,756,299	$589,380,201	$11,666,393	$22,789,972	$146.73	$124.79	$393,076	$2,444,831
2023	$32,006,461	$291,700,245	$10,955,524	$5,157,998	$89.84	$96.65	$178,940	$1,946,120
2022	$5,440,036	$(620,324,699)	$7,722,649	$(4,257,881)	$55.97	$53.60	$53,385	$1,577,795
2021	$834,968,762	$1,201,214,676	$7,247,247	$9,887,245	$114.41	$115.93	$137,762	$1,196,467

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	In all years presented, our CEO was Jeff Green.For the year ended 2025, our NEOs included in the calculation of average CAP were Alex Kayyal, Jay Grant, Samantha Jacobson, Vivek Kundra and Laura Schenkein. For the year ended 2024, our NEOs included in the calculation of average CAP were Mses. Schenkein and Jacobson and Mr. Grant. For the year ended 2023, our NEOs included in the calculation of average cap were Ms. Schenkein and Mr. Grant, Blake J. Grayson, our former Chief Financial Officer, and David Pickles, our former Chief Technology Officer. For the years ended 2022 and 2021, our NEOs included in the calculation of average CAP were Messrs. Grayson, Pickles and Grant and Michelle Hulst, our former Chief Data Officer.
Peer Group Issuers, Footnote	Total Shareholder Return (“TSR”) represents the cumulative return of a fixed investment of $100 in the applicable common stock, from the beginning of the measurement period through the end of the applicable fiscal year, assuming reinvested dividends, as applicable. For Peer Group TSR, the returns of each component Company of this group are weighted according to the respective Company’s stock market capitalization at the beginning of each period for which a return is indicated. Changes in the peer group year to year are driven by our annual compensation setting process as described in “Compensation Discussion and Analysis.” In accordance with the latest SEC guidance, Peer Group TSR for all periods presented reflects the average cumulative TSR of our peer group approved in January 2025 for 2025 compensation setting, as described in “Compensation Discussion and Analysis” above (to the extent the entities were publicly traded companies as of the measurement dates). Compared to the peer group approved in February 2024 for 2024 compensation setting, Splunk was removed because it is no longer a publicly traded company, and CrowdStrike Holdings, Roku, Twilio and ZoomInfo Technologies were removed as they did not meet the criteria described in “Compensation Discussion and Analysis.” Atlassian, Fair Isaac, Palantir Technologies, Salesforce and Samsara were added in 2025 pursuant to the criteria outlined in “Compensation Discussion and Analysis” in consultation with
Compensia. Our peer group approved in February 2024 for 2024 compensation setting, as disclosed in our 2025 Proxy Statement, included Cadence Design Systems, Cloudflare, Crowdstrike Holdings, Datadog, DocuSign, Fortinet, HubSpot, MongoDB, Okta, Palo Alto Networks, Pinterest, Roku, ServiceNow, Shopify, Snap, Snowflake, Splunk, Twilio, Workday, Zoom Communications, ZoomInfo Technologies and Zscaler (the “2024 Peer Group”). Had the 2024 Peer Group been used to calculate cumulative TSR in 2021, 2022, 2023, 2024 and 2025 (to the extent the entities were publicly traded companies as of the measurement dates), Peer Group TSR would have been $109.93, $48.75, $84.05, $98.32 and $105.31, respectively.

Changed Peer Group, Footnote	Total Shareholder Return (“TSR”) represents the cumulative return of a fixed investment of $100 in the applicable common stock, from the beginning of the measurement period through the end of the applicable fiscal year, assuming reinvested dividends, as applicable. For Peer Group TSR, the returns of each component Company of this group are weighted according to the respective Company’s stock market capitalization at the beginning of each period for which a return is indicated. Changes in the peer group year to year are driven by our annual compensation setting process as described in “Compensation Discussion and Analysis.” In accordance with the latest SEC guidance, Peer Group TSR for all periods presented reflects the average cumulative TSR of our peer group approved in January 2025 for 2025 compensation setting, as described in “Compensation Discussion and Analysis” above (to the extent the entities were publicly traded companies as of the measurement dates). Compared to the peer group approved in February 2024 for 2024 compensation setting, Splunk was removed because it is no longer a publicly traded company, and CrowdStrike Holdings, Roku, Twilio and ZoomInfo Technologies were removed as they did not meet the criteria described in “Compensation Discussion and Analysis.” Atlassian, Fair Isaac, Palantir Technologies, Salesforce and Samsara were added in 2025 pursuant to the criteria outlined in “Compensation Discussion and Analysis” in consultation with
Compensia. Our peer group approved in February 2024 for 2024 compensation setting, as disclosed in our 2025 Proxy Statement, included Cadence Design Systems, Cloudflare, Crowdstrike Holdings, Datadog, DocuSign, Fortinet, HubSpot, MongoDB, Okta, Palo Alto Networks, Pinterest, Roku, ServiceNow, Shopify, Snap, Snowflake, Splunk, Twilio, Workday, Zoom Communications, ZoomInfo Technologies and Zscaler (the “2024 Peer Group”). Had the 2024 Peer Group been used to calculate cumulative TSR in 2021, 2022, 2023, 2024 and 2025 (to the extent the entities were publicly traded companies as of the measurement dates), Peer Group TSR would have been $109.93, $48.75, $84.05, $98.32 and $105.31, respectively.

PEO Total Compensation Amount	$ 27,431,583	$ 6,756,299	$ 32,006,461	$ 5,440,036	$ 834,968,762
PEO Actually Paid Compensation Amount	$ (856,762,595)	589,380,201	291,700,245	(620,324,699)	1,201,214,676
Adjustment To PEO Compensation, Footnote	The following table details these adjustments in 2025.

Fiscal Year	NEO Category	Summary Compensation Table Total	Less: Summary Compensation Table Equity Awards (a)	Add: Year-End Fair Value of Unvested Equity Awards Granted in the Year (b)	Add: Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years (c)	Add: Vest-Date Fair Value of Equity Awards Granted and Vested in the Year (d)	Add: Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year (e)	Less: Prior Year-End Fair Value of Equity Awards that Failed to Vest (f)	CAP
2025	CEO	$27,431,583	$(23,180,335)	$14,558,587	$(871,810,859)	$3,110,545	$(6,872,116)	$—	$(856,762,595)
	Other NEOs	$10,378,136	$(8,754,718)	$4,637,563	$(4,235,234)	$814,812	$(4,263,005)	$(1,777,435)	$(3,199,881)

Non-PEO NEO Average Total Compensation Amount	$ 10,378,136	11,666,393	10,955,524	7,722,649	7,247,247
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,199,881)	22,789,972	5,157,998	(4,257,881)	9,887,245
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. CAP for our CEO and average CAP for our Other NEOs are calculated by taking the amount in the “Total” column of the Summary Compensation Table (the average amount for our Other NEOs): (a) less the grant-date fair value of equity granted during the year in the “2025 Summary Compensation Table”; (b) plus the year-end fair value of unvested equity awards granted during the covered year; (c) plus, for awards granted in prior years that are outstanding and unvested at the end of the covered year, the difference between the year-end fair value and the immediately prior year-end fair value; (d) plus, for awards that granted and vested during the covered year, the fair value as of the vesting date; (e) plus, for awards granted in prior years that vested during the covered year, the difference between the fair value as of the vesting date and the immediately prior year-end fair value; (f) less, the prior year-end fair value of awards granted in prior years that failed to meet their vesting requirements. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no CAP amounts included any dividends or other earnings paid on stock or option awards not otherwise reflected in the fair value of total compensation, as no such payments occurred during any of the years ended 2025, 2024, 2023, 2022 and 2021. The following table details these adjustments in 2025.

Fiscal Year	NEO Category	Summary Compensation Table Total	Less: Summary Compensation Table Equity Awards (a)	Add: Year-End Fair Value of Unvested Equity Awards Granted in the Year (b)	Add: Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years (c)	Add: Vest-Date Fair Value of Equity Awards Granted and Vested in the Year (d)	Add: Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year (e)	Less: Prior Year-End Fair Value of Equity Awards that Failed to Vest (f)	CAP
2025	CEO	$27,431,583	$(23,180,335)	$14,558,587	$(871,810,859)	$3,110,545	$(6,872,116)	$—	$(856,762,595)
	Other NEOs	$10,378,136	$(8,754,718)	$4,637,563	$(4,235,234)	$814,812	$(4,263,005)	$(1,777,435)	$(3,199,881)

Equity Valuation Assumption Difference, Footnote	Assumptions used in the valuation of the RSAs and RSUs as of the end of 2025, or at the vest dates, as applicable, for the table above were materially consistent with those used as of the grant date of the equity awards as described in “Compensation Discussion and Analysis” and in Note 1 of the 2025 Summary Compensation Table. The year-end fair values of the CEO Performance Option tranches, granted in 2021, were valued using a consistent model as that used at grant, as disclosed in Notes 2 and 10 of the 2025 Annual Report, with a remaining contractual term 5.8 years, a volatility assumption of 67.9% using a blend of the Company’s historical and implied volatilities from its traded options and a risk-free interest rate of 3.8% based on the yields of U.S. Treasury securities with maturities approximating the terms of the awards. The fair values of all other options as of the applicable vest dates and fiscal year-end dates in 2025 were calculated using a binomial lattice model with a remaining contractual term between 0.3 – 9.9 years, a volatility assumption between 45% - 68% using a blend of the Company’s historical volatility and implied volatilities from its traded options and a risk-free interest rate between 3.6% - 4.5%, based on the yields of U.S. Treasury securities with maturities approximating the terms of the awards. The assumptions used for estimating the grant date fair value for these options as reported in the 2025 Summary Compensation Table were calculated using the Black-Scholes option pricing model as described in Note 2 of the 2025 Summary Compensation Table.
Compensation Actually Paid vs. Total Shareholder Return
We believe the table below shows the alignment between CAP to our CEO and our performance, consistent with our compensation philosophy as described in our “Compensation Discussion and Analysis.” The following chart sets forth CAP to our CEO and TSR on the left axis (in millions) and right axis (in dollars), respectively, for the years ended December 31, 2021, 2022, 2023, 2024 and 2025. CAP is influenced by numerous factors, including but not limited to, the timing of new grant issuances and award vesting, share price volatility during the fiscal year, our mix of performance metrics and other factors.
The following chart sets forth average CAP to our Other NEOs and TSR on the left axis (in millions) and right axis (in dollars), respectively, for the years ended December 31, 2021, 2022, 2023, 2024 and 2025. Average CAP is influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.

Compensation Actually Paid vs. Net Income
The following chart sets forth CAP to our CEO, net income and revenue on the left axis (in millions) for the years ended December 31, 2021, 2022, 2023, 2024 and 2025.
The following chart sets forth average CAP to our Other NEOs and net income on the left axis (in millions), as well as revenue on the right axis (in millions), for the years ended December 31, 2021, 2022, 2023, 2024 and 2025.
For a review of our financial performance measures, our process for setting executive compensation and how our executive compensation design reinforces our compensation philosophy, refer to “Compensation Discussion and Analysis.”

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth average CAP to our Other NEOs and net income on the left axis (in millions), as well as revenue on the right axis (in millions), for the years ended December 31, 2021, 2022, 2023, 2024 and 2025.
For a review of our financial performance measures, our process for setting executive compensation and how our executive compensation design reinforces our compensation philosophy, refer to “Compensation Discussion and Analysis.”

Total Shareholder Return Vs Peer Group	The following chart sets forth Company TSR and Peer Group TSR, as expressed in the value of an initial $100 investment, from 2021 to 2025:
Tabular List, Table

Measure
Adjusted EBITDA (1)
Relative Peer TSR (2)
Revenue
TSR

Total Shareholder Return Amount	$ 47.39	146.73	89.84	55.97	114.41
Peer Group Total Shareholder Return Amount	137.99	124.79	96.65	53.60	115.93
Net Income (Loss)	$ 443,304,000	$ 393,076,000	$ 178,940,000	$ 53,385,000	$ 137,762,000
Company Selected Measure Amount	2,896,284,000	2,444,831,000	1,946,120,000	1,577,795,000	1,196,467,000
PEO Name	Jeff Green
Additional 402(v) Disclosure	Revenue represents the Company-Selected-Measure (“CSM”) as it is the next most important financial performance measure not otherwise required to be disclosed in the Pay Versus Performance Table. Refer to the Tabular List (as defined below) of financial performance measures. Revenue represents revenue as disclosed in our Annual Reports on Form 10-K filed with the SEC for the applicable fiscal years.For an explanation of our management's use of this measure and a reconciliation of net income to Adjusted EBITDA, see Appendix A to this Proxy Statement. Adjusted EBITDA is used for purposes of selecting the companies comprising our compensation peer groups.
(2)Relative Peer TSR, calculated as a percentile rank against the Nasdaq-100 Index as defined in the CEO Performance Option award agreement, determines the actual shares paid out on a vested tranche of the CEO Performance Option. Refer to “Compensation Discussion and Analysis - Individual Compensation Elements - Long Term Incentive Compensation - 2021 CEO Performance Option” for further information.
Our most important financial performance measure for linking CAP to our performance is TSR, as the majority of NEO compensation is equity compensation tied to the change in our stock price over time, particularly for the CEO Performance Option. These awards are an incentive for our executive officers, including our NEOs, to create value for our stockholders. This financial performance measure is required in the Pay Versus Performance Table above. The next most important financial performance measure is revenue, included in the Pay Versus Performance Table above. Revenue is a critical financial performance measure to our stockholders, and it is the key measure in our Short-Term Annual Cash Incentive Awards to provide financial incentives for us to meet or exceed the revenue targets.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Peer TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,180,335)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,558,587
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(871,810,859)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,110,545
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,872,116)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,754,718)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,637,563
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,235,234)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	814,812
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,263,005)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,777,435)